Post-employment benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) member	Dec. 31, 2022 USD ($) member	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ 0.4
Demographic assumptions increase in weighted turnover	19.50%	15.80%
Demographic assumption increase in expected employee salaries		3.00%	1.25%
Financial assumptions decrease of discount rate	1.50%	2.25%	0.30%
Average life expectancy in years after retirement for male	22 years 9 months 25 days	24 years 7 months 2 days
Average life expectancy in years after retirement for female	22 years 8 months 12 days	22 years 5 months 23 days
United States
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan	$ 0.4	$ 0.4
Swiss Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	233	248
Estimating the defined benefit obligation, the discount rates	1.50%	2.25%
Demographic assumptions increase in expected employee salaries	2.75%	3.00%
Weighted average modified duration	11 years 8 months 12 days	13 years 2 months 12 days
LPP interest rate	1.50%	2.25%
Extra mandatory part equivalent to discount rate	1.50%	2.25%
Demographic assumptions increase in expected employee turnover rate	1.25%	1.50%
Expected employer contributions for next annual reporting period	$ 1.7
French Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | member	97	102
Estimating the defined benefit obligation, the discount rates	3.55%	3.90%
Demographic assumptions increase in expected employee salaries	3.00%
Weighted average modified duration	16 years 1 month 6 days	16 years